Debt - Long-Term Debt Narrative (Details)					1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 09, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2023 USD ($) shares	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($) DebtInstrument	Feb. 29, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) Loan	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Loan	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2024	Apr. 30, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 26, 2023 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Unamortized debt issuance costs			$ 151,000											$ 251,000			$ 251,000		$ 151,000
Long-term debt			193,289,000											197,876,000			197,876,000		193,289,000
Outstanding debt obligations for which waiver letters were received			42,675,000											6,330,000			6,330,000		42,675,000	$ 13,645,000
Long-term notes payable, non-current portion			166,818,000																166,818,000	222,320,000
Maximum borrowing capacity																											$ 85,000,000
Derivative liability			2,508,000	$ 2,248,000										3,726,000			3,726,000		2,508,000	971,000				$ 3,746,000
Unrealized gain (loss) related to the change in fair value of derivative liability				14,589,000										0	$ (3,684,000)		$ 0	$ (3,577,000)	(14,589,000)	470,000
Derivative liability, write-off			0																0
Gain on extinguishment of debt																			14,843,000	0
Payroll Protection Program CARES Act
Schedule of Debt [Line Items]
Debt, term																														5 years
Principal amount																														$ 339,000
Long-term notes payable, non-current portion																				339,000
Loan forgiveness amount																			$ 339,000
Interest rate																														1.00%
Percent of loan used for payroll-related expenses																					100.00%
Notes Payable to Banks
Schedule of Debt [Line Items]
Late payment, penalty fee, percent																			5.00%
Number of separate loan agreements | Loan																	30		40
Unamortized debt issuance costs			151,000											251,000			$ 251,000		$ 151,000	217,000
Amortization of debt issuance costs														21,000	14,000		88,000	55,000	98,000	79,000
Interest expense														$ 3,026,000	$ 2,316,000		$ 8,820,000	$ 5,931,000	$ 9,251,000	$ 4,023,000
Notes Payable to Banks | Notes Payable, Bank Five [Member] | Prime Rate
Schedule of Debt [Line Items]
Basis spread on variable rate																	2.75%		2.75%	2.75%
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs			$ 0																$ 0	$ 1,500,000
Long-term debt																									$ 95,503,000	$ 85,000,000
Principal amount																										$ 35,000,000	50,000,000
Maximum borrowing capacity																											$ 85,000,000
Interest rate																				10.00%							10.00%
Derivative liability				15,560,000																					$ 0		$ 1,441,000
Principal balance converted				85,000,000
Interest converted				10,503,000
Debt issuance cost, write-off				717,000
Derivative liability, write-off				$ (15,560,000)
Amortization of debt discount																			783,000	$ 202,000
Interest expense																			$ 8,687,000	$ 1,816,000
Effective interest rate				13.30%																14.30%
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares				9,550,274
Other Debt Payable | EID loan
Schedule of Debt [Line Items]
Debt, term												30 years
Proceeds from loans												$ 122,000	$ 122,000
Interest rate												3.75%
Principal and interest deferral period												12 months																	24 months
Other Debt Payable | 7.25% Promissory Note
Schedule of Debt [Line Items]
Debt instrument, term							5 years
Principal amount		$ 4,200,000					$ 4,200,000
Interest rate		7.25%					7.25%
Other Debt Payable | 9.45% Promissory Note 1 and 9.45% Promissory Note 2
Schedule of Debt [Line Items]
Number of debt instruments entered into | DebtInstrument						2
Other Debt Payable | 9.45% Promissory Note 1
Schedule of Debt [Line Items]
Principal amount						$ 6,964,000
Other Debt Payable | 9.45% Promissory Note 2
Schedule of Debt [Line Items]
Debt instrument, term											10 years
Interest rate						9.45%
Other Debt Payable | 7.75% Promissory Note Due April 2029
Schedule of Debt [Line Items]
Principal amount																							$ 7,822,000
Interest rate																							7.75%
Other Debt Payable | 8.81% Promissory Note
Schedule of Debt [Line Items]
Debt instrument, term					5 years
Principal amount					$ 12,600,000
Interest rate					8.81%
Other Debt Payable | Long-Term Promissory Note | Subsequent Event
Schedule of Debt [Line Items]
Debt instrument, term		5 years
Principal amount		$ 4,200,000					$ 4,200,000
Interest rate		7.25%					7.25%
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term			2 years											2 years			2 years		2 years
Minimum | Notes Payable to Banks | Notes Payable, Bank Five [Member]
Schedule of Debt [Line Items]
Interest rate			5.30%											5.30%			5.30%		5.30%
Minimum | Notes Payable to Banks | Notes Payable, Bank Five [Member] | LIBOR
Schedule of Debt [Line Items]
Interest rate																				5.30%
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term														15 years			15 years					15 years
Maximum | Notes Payable to Banks | Notes Payable, Bank Five [Member]
Schedule of Debt [Line Items]
Interest rate			6.00%											6.00%			6.00%		6.00%	6.00%
Maximum | Notes Payable to Banks | Notes Payable, Bank Five [Member] | LIBOR
Schedule of Debt [Line Items]
Interest rate																				6.00%
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Late payment, penalty fee, percent													5.00%
Maximum borrowing capacity			$ 15,250,000										$ 12,255,000						$ 15,250,000	$ 32,250,000								$ 32,250,000			$ 27,250,000	$ 22,255,000
Floor rate													0.0225
Debt instrument, term													12 years
Late payment fee, trigger period													15 days
Long-term debt			13,148,000											$ 6,330,000			$ 6,330,000		13,148,000	32,153,000
Available borrowing capacity			2,102,000											8,920,000			8,920,000		2,102,000	$ 97,000
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate													2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate													3.00%
Secured Debt | Line of Credit | LIBOR 1
Schedule of Debt [Line Items]
Basis spread on variable rate													3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity	$ 60,000,000										$ 60,000,000					$ 60,000,000
Long-term debt			$ 59,540,000																$ 59,540,000
Proceeds from loans								$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000					$ 44,527,000
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Basis spread on variable rate											1.25%					1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Basis spread on variable rate											1.88%					1.88%
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Basis spread on variable rate			1.25%					1.25%	1.25%	1.25%	1.25%					1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Basis spread on variable rate											1.25%					1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four | Subsequent Event
Schedule of Debt [Line Items]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate											1.25%					1.25%
Revolving Credit Facility | Line of Credit | LOC Master Note
Schedule of Debt [Line Items]
Outstanding balance														$ 59,540,000			$ 59,540,000
Revolving Credit Facility | Line of Credit | LOC Master Note | Subsequent Event
Schedule of Debt [Line Items]
Outstanding balance																							$ 59,540,000